INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of inventories

	2025	2024
Finished product	2,688	2,006
Work-in-process	114,468	47,521
Parts and supplies	57,230	27,802
Total inventories	174,386	77,329
Current	115,810	57,943
Non-current	58,576	19,386